Condensed Statements Of Operations (Parenthetical) - Common Class B [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Feb. 19, 2022	Dec. 31, 2021	Dec. 13, 2021	Nov. 05, 2021
Common Stock, Shares, Issued	18,750,000	18,750,000		21,562,500	4,312,500	17,250,000
Common Stock, Shares, surrender			2,812,500	2,812,500
Common Stock, shares surrender, value			$ 0